Schedule of Financial Information of Investments in Unconsolidated Variable Interest Entities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Operating revenue	$ (2,306,420)	$ (2,700,938)	$ (10,626,481)	$ (5,216,524)
Net loss	(2,550,879)	(2,774,312)	(10,892,511)	(6,654,940)
Current assets	2,809,762		621,087	6,305,865
Current liabilities	(4,450,007)		(3,409,424)	(1,253,004)
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Operating revenue	349,326	169,835	822,490	151,672
Operating expenses	(413,866)	(328,756)	(1,316,199)	(821,705)
Net loss	(64,540)	$ (158,921)	(493,709)	(670,033)
Current assets	395,561		261,477	456,967
Long-term assets	1,082,606		1,094,490	1,302,067
Current liabilities	(466,667)		(396,619)	(404,155)
Long-term liabilities	(114,824)		(107,374)	(142,321)
Net assets	$ 896,676		$ 851,974	$ 1,212,558